PGIM S&P 500 Max Buffer ETF - June
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 103.1%
Affiliated Mutual Fund 2.0%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $206,372)(wb)	206,372	$206,372
Options Purchased*~ 101.1%
(cost $10,352,326)		10,275,457

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 103.1% (cost $10,558,698)		10,481,829
Option Written*~ (3.1)%
(premiums received $418,992)		(314,730)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $10,139,706)		10,167,099
Liabilities in excess of other assets(z) (0.0)%		(4,002)

Net Assets 100.0%		$10,163,097

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	05/28/27	$15.13		134		13	$9,753,744
State Street SPDR S&P 500 ETF Trust	Put	05/28/27	$756.48		134		13	521,713
Total Options Purchased (cost $10,352,326)								$10,275,457
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	05/28/27	$812.76		134		13	$(314,730)
(premiums received $418,992)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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